As filed with the Securities and Exchange Commission on September 17, 2014.

1933 Act Registration No. 33-87244

1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 126	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 127	☒

JNL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	K&L Gates LLP
JNL Series Trust	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 126 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 125 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 17th day of September, 2014.

JNL SERIES TRUST

/s/Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/Susan S. Rhee *	September 17, 2014
Michael Bouchard
Trustee

/s/Susan S. Rhee *	September 17, 2014
Ellen Carnahan
Trustee

/s/Susan S. Rhee *	September 17, 2014
William Crowley
Trustee

/s/Susan S. Rhee *	September 17, 2014
Michelle Engler
Trustee

/s/Susan S. Rhee *	September 17, 2014
John W. Gillespie
Trustee

/s/Susan S. Rhee *	September 17, 2014
Gerard A.M. Oprins
Chief Financial Officer and Treasurer

/s/Susan S. Rhee *	September 17, 2014
Richard D. McLellan
Trustee

/s/Susan S. Rhee *	September 17, 2014
Mark D. Nerud
President and Trustee

/s/Susan S. Rhee *	September 17, 2014
William R. Rybak
Trustee

/s/Susan S. Rhee *	September 17, 2014
Edward Wood
Trustee

/s/Susan S. Rhee *	September 17, 2014
Patricia A. Woodworth
Trustee
* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase